SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On July 1, 2025, our global intermodal logistics operation acquired the container portfolio of Global Container International LLC (“GCI”), a container fleet operator of approximately half a million twenty-foot equivalent units, for an enterprise value of approximately $1.1 billion. The transaction was funded with a combination of cash on hand and debt at our global intermodal logistics operation, and principally comprised of property, plant and equipment.